OPERATING LEASE (Details Narrative) - USD ($)		1 Months Ended
	Jul. 02, 2019	Jul. 02, 2019
Lease Agreements [Member]
Other Commitments [Line Items]
Monthly rent	$ 2,349	$ 1,308